SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Billions	Aug. 04, 2022	Jul. 06, 2022
Quarterly dividend
Disclosure of non-adjusting events after reporting period [line items]
Distribution declared (in dollars per share)	$ 0.0625
Acquisition | CDK Global
Disclosure of non-adjusting events after reporting period [line items]
Percentage of economic interests acquired		25.00%
Acquisition | CDK Global | The company and institutional partners
Disclosure of non-adjusting events after reporting period [line items]
Percentage of economic interests acquired		100.00%
Total consideration		$ 8.5